UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8497

Name of Fund: Corporate High Yield Fund III, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Corporate High
      Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 5/31/04

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004                  (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                 S&P       Moody's    Face
Industry+        Ratings   Ratings    Amount       Corporate Bonds                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &      B         B2       $ 2,275,000    Alliant Techsystems Inc., 2.75% due                                $   2,306,281
Defense -                                          2/15/2024 (Convertible) (e)
2.5%             B+        B1           975,000    Esterline Technologies Corporation, 7.75% due                          1,035,937
                                                   6/15/2013
                 B         B3           350,000    K & F Industries, Inc., 9.625% due 12/15/2010                            387,625
                 B-        Caa1       1,750,000    Standard Aero Holdings, Inc., 8.25% due                                1,798,125
                                                   9/01/2014(e)
                 B-        B3           750,000    TD Funding Corp., 8.375% due 7/15/2011                                   793,125
                 B         B2         1,800,000    The Titan Corporation, 8% due 5/15/2011                                1,858,500
                                                                                                                      -------------
                                                                                                                          8,179,593
-----------------------------------------------------------------------------------------------------------------------------------
Airlines -       BB        B1         1,300,000    American Airlines, Inc., 7.80% due 4/01/2008                           1,113,159
1.6%                                               Continental Airlines, Inc.:
                 BB-       B3           750,000        7.25% due 11/01/2005                                                 639,506
                 CCC+      Caa2         950,000        8% due 12/15/2005                                                    869,250
                 B+        B2           552,557        6.541% due 9/15/2009                                                 474,120
                 BB-       B2         1,318,425        7.033% due 6/15/2011                                               1,022,293
                 BB+       Ba2        1,328,933        6.90% due 1/02/2017                                                1,044,708
                                                                                                                      -------------
                                                                                                                          5,163,036
-----------------------------------------------------------------------------------------------------------------------------------
Automotive -     B         B3         1,225,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                        1,194,375
2.6%             B-        B3         1,900,000    Autocam Corporation, 10.875% due 6/15/2014(e)                          1,919,000
                                                   Metaldyne Corporation:
                 B         Caa1       2,625,000        11% due 6/15/2012                                                  2,283,750
                 B         B3         1,190,000        10% due 11/01/2013(e)                                              1,175,125
                 B         Caa1       1,725,000    Stanadyne Corporation (Kohlberg Ownership), 10%                        1,785,375
                                                   due 8/15/2014(e)                                                   -------------
                                                                                                                          8,357,625
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting     CCC       B3         2,300,000    Granite Broadcasting Corporation, 9.75% due                            2,167,750
- 4.7%                                             12/01/2010
                 B         B1         1,750,000    LIN Television Corporation, 6.50% due 5/15/2013                        1,723,750
                 B-        B3         1,375,000    NextMedia Operating, Inc., 10.75% due 7/01/2011                        1,540,000
                 CCC       Caa1       2,125,000    Paxson Communications Corporation, 10.75% due                          2,135,625
                                                   7/15/2008
                                                   Salem Communications Holding Corporation:
                 B-        B3         1,175,000        7.75% due 12/15/2010                                               1,222,000
                 B-        B3         1,364,000        9% due 7/01/2011                                                   1,486,760
                 B         B3         3,005,000    Sinclair Broadcast Group, Inc., 4.875% due                             2,775,869
                                                   7/15/2018 (Convertible)
                 CCC+      Caa1       2,300,000    Young Broadcasting Inc., 8.75% due 1/15/2014                           2,205,125
                                                                                                                      -------------
                                                                                                                         15,256,879
-----------------------------------------------------------------------------------------------------------------------------------
Cable            B         B3         2,125,000    Kabel Deutschland GmbH, 10.625% due                                    2,178,125
International                                      7/01/2014(e)
- 1.5%           B-        B3         2,450,000    NTL Cable PLC, 6.61% due 10/15/2012(d)(e)                              2,499,000
                                                                                                                      -------------
                                                                                                                          4,677,125
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                 S&P       Moody's    Face
Industry+        Ratings   Ratings    Amount       Corporate Bonds                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable -                                            Adelphia Communications Corporation (h):
U.S. - 7.7%      NR*       NR*      $   750,000        6% due 2/15/2006 (Convertible)                                 $     191,250
                 NR*       NR*        1,900,000        12.531%** due 1/15/2008                                            1,197,000
                 CCC-      Caa1         236,329    Avalon Cable LLC, 11.875% due 12/01/2008                                 249,327
                 BB-       B1         2,600,000    CSC Holdings, Inc., 7.625% due 4/01/2011                               2,697,500
                 D         Caa1       4,850,000    Century Cable Holdings LLC, Term, due 12/31/2009(a)                    4,729,759
                                                   Charter Communications Holdings, LLC:
                 CCC-      Ca         3,500,000        8.625% due 4/01/2009                                               2,782,500
                 CCC-      Ca         2,000,000        9.625% due 11/15/2009                                              1,615,000
                 B-        Caa2       3,025,000    Insight Communications Company, Inc., 12.25%**                         2,714,938
                                                   due 2/15/2011
                 NR*       NR*        1,469,000    Loral Cyberstar, Inc., 10% due 7/15/2006(h)                            1,197,235
                 NR*       NR*          950,000    Loral Space & Communications Ltd., 9.50% due                             294,500
                                                   1/15/2006(h)
                 B+        B2         4,175,000    Mediacom Broadband LLC, 11% due 7/15/2013                              4,519,437
                 CCC+      Caa1       2,850,000    Rainbow National Services LLC, 10.375% due
                                                   9/01/2014(e)                                                           2,949,750
                                                                                                                      -------------
                                                                                                                         25,138,196
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals -      B-        B3         2,375,000    BCP Caylux Holdings Luxembourg SCA, 9.625%                             2,550,156
13.0%                                              due 6/15/2014(e)
                                                   Crompton Corporation (e):
                 B         B1         1,875,000        7.67% due 8/01/2010(d)                                             1,917,187
                 B         B1         2,175,000        9.875% due 8/01/2012                                               2,262,000
                 B+        B3         1,575,000    Geon Company, 6.875% due 12/15/2005                                    1,639,969
                 CCC+      NR*        2,200,000    HMP Equity Holdings Corporation, 14.909%** due                         1,298,000
                                                   5/15/2008
                 CCC+      Caa2       2,025,000    Huntsman International Holdings LLC, 13.898%**                         1,032,750
                                                   due 12/31/2009
                                                   Huntsman International LLC:
                 B-        B3           525,000        9.875% due 3/01/2009                                                 567,000
                 CCC+      Caa1       2,500,000        10.125% due 7/01/2009                                              2,575,000
                 BB-       B1         2,025,000    ISP Chemco Inc., 10.25% due 7/01/2011                                  2,252,812
                 B+        B2         1,575,000    ISP Holdings, Inc., 10.625% due 12/15/2009                             1,732,500
                 B-        B3         1,175,000    Innophos, Inc., 8.875% due 8/15/2014(e)                                1,222,000
                 BB-       B1         3,025,000    Millennium America Inc., 7% due 11/15/2006                             3,108,188
                                                   Nalco Company (e):
                 B-        B2           450,000        7.75% due 11/15/2011                                                 479,250
                 B-        Caa1       1,125,000        8.875% due 11/15/2013                                              1,213,594
                 B-        Caa2       3,500,000    Nalco Finance Holdings Inc., 9.037%** due                              2,485,000
                                                   2/01/2014(e)
                 BB-       B2         3,125,000    Omnova Solutions Inc., 11.25% due 6/01/2010                            3,437,500
                 NR*       NR*          725,000    PCI Chemicals, Canada, 10% due 12/31/2008                                706,875
                 B+        B3         3,125,000    PolyOne Corporation, 10.625% due 5/15/2010                             3,398,438
                 B-        B3         1,825,000    Rockwood Specialties Group, Inc., 10.625% due                          1,989,250
                                                   5/15/2011
                 B-        Caa1       3,025,000    Terra Capital, Inc., 11.50% due 6/01/2010                              3,372,875
                 B-        B1         2,830,000    Wellman, Inc., Second Lien Term, due                                   2,796,982
                                                   2/10/2010(a)                                                       -------------
                                                                                                                         42,037,326
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                 S&P       Moody's    Face
Industry+        Ratings   Ratings    Amount       Corporate Bonds                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -       B-        Caa1     $ 1,350,000    Sealy Mattress Company, 8.25% due 6/15/2014(e)                     $   1,393,875
Durables -       B         B2           785,000    Tempur-Pedic, Inc., 10.25% due 8/15/2010                                 883,125
0.7%                                                                                                                  -------------
                                                                                                                          2,277,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer- Non-                                     Chattem, Inc.:
Durables -       B+        Ba3          650,000        4.79% due 3/01/2010(d)                                               667,875
2.1%             B-        B2           600,000        7% due 3/01/2014                                                     594,000
                 B         B3         3,125,000    Hines Nurseries, Inc., 10.25% due 10/01/2011                           3,281,250
                 B-        B3         2,200,000    Samsonite Corporation, 8.875% due 6/01/2011(e)                         2,266,000
                                                                                                                      -------------
                                                                                                                          6,809,125
-----------------------------------------------------------------------------------------------------------------------------------
Diversified      B-        B3         2,150,000    CBD Media LLC, 8.625% due 6/01/2011                                    2,273,625
Media -          B         B2           850,000    Cadmus Communications Corporation, 8.375% due                            903,125
5.9%                                               6/15/2014(e)
                 B         B2         1,367,000    Dex Media West LLC, 9.875% due 8/15/2013                               1,572,050
                 B         B2         2,650,000    Houghton Mifflin Company, 8.25% due 2/01/2011                          2,732,812
                 BBB-      Baa3       3,800,000    Liberty Media Corporation, 0.75%                                       4,175,250
                                                   due 3/30/2023 (Convertible)
                 B         B3           875,000    Primedia Inc., 7.625% due 4/01/2008                                      857,500
                                                   R.H. Donnelley Financial Corporation I (e):
                 BB        B1           200,000        8.875% due 12/15/2010                                                225,250
                 B+        B2           725,000        10.875% due 12/15/2012                                               857,313
                 CCC+      B3         2,450,000    Six Flags, Inc., 9.50% due 2/01/2009                                   2,376,500
                 BB-       B1         3,302,000    Yell Finance BV, 12.52%** due 8/01/2011                                3,153,410
                                                                                                                      -------------
                                                                                                                         19,126,835
-----------------------------------------------------------------------------------------------------------------------------------
Energy-          CCC+      Caa1         825,000    Continental Resources, Inc., 10.25% due 8/01/2008                        852,844
Exploration                                        Plains Exploration & Production Company:
& Production -   B+        Ba3          825,000        8.75% due 7/01/2012                                                  919,875
1.1%             B         B2         1,700,000        8.75% due 7/01/2012                                                1,895,500
                                                                                                                      -------------
                                                                                                                          3,668,219
-----------------------------------------------------------------------------------------------------------------------------------
Energy           B         B2         1,875,000    Dresser, Inc., 9.375% due 4/15/2011                                    2,015,625
Other - 4.4%     B         B2         2,075,000    Ferrellgas Partners LP, 8.75% due 6/15/2012                            2,261,750
                 BBB       Baa2       2,300,000    Halliburton Company, 3.125% due                                        2,495,500
                                                   7/15/2023 (Convertible) (e)
                 CCC       B3         3,750,000    Ocean Rig Norway AS, 10.25% due 6/01/2008                              3,726,563
                                                   Star Gas Partners, LP:
                 B         B3         2,250,000        10.25% due 2/15/2013                                               2,430,000
                 B         B3           500,000        10.25% due 2/15/2013(e)                                              540,000
                 D         Ca         2,025,000    Trico Marine Services, Inc., 8.875% due                                  972,000
                                                   5/15/2012(h)                                                       -------------
                                                                                                                         14,441,438
-----------------------------------------------------------------------------------------------------------------------------------
Financial -      B         B3         2,900,000    Refco Finance Holdings LLC, 9% due 8/01/2012(e)                        3,001,500
0.9%
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                 S&P       Moody's    Face
Industry+        Ratings   Ratings    Amount       Corporate Bonds                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Food/            B         B3       $   750,000    American Seafoods Group LLC, 10.125% due                           $     819,375
Tobacco -                                          4/15/2010
5.4%                                               Commonwealth Brands, Inc. (e):
                 B-        B2         1,925,000        9.75% due 4/15/2008                                                2,035,687
                 B-        B3         1,475,000        10.625% due 9/01/2008                                              1,559,813
                 B+        Ba3        3,250,000    Cott Beverages, Inc., 8% due 12/15/2011                                3,522,187
                 B         B2         1,250,000    Del Monte Corporation, 8.625% due 12/15/2012                           1,390,625
                 CCC       B2         2,200,000    Doane Pet Care Company, 10.75% due 3/01/2010                           2,332,000
                 B-        B3         1,275,000    Merisant Company, 9.50% due 7/15/2013(e)                               1,275,000
                 NR*       NR*        1,950,000    New World Pasta Company, 9.25% due                                       136,500
                                                   2/15/2009(h)
                 BB        Ba2        2,100,000    Smithfield Foods, Inc., 8% due 10/15/2009                              2,283,750
                 B-        Caa1       1,250,000    Tabletop Holdings, Inc., 12.25%** due 5/15/2014(e)                       731,250
                 B+        B2         1,375,000    The Wornick Company, 10.875% due 7/15/2011(e)                          1,443,750
                                                                                                                      -------------
                                                                                                                         17,529,937
-----------------------------------------------------------------------------------------------------------------------------------
Gaming -         B+        B1         3,250,000    Boyd Gaming Corporation, 8.75% due 4/15/2012                           3,575,000
6.8%             B         B3         1,925,000    Inn of the Mountain Gods Resort and Casino, 12%                        2,175,250
                                                   due 11/15/2010
                 BB+       Ba1        1,550,000    MGM Mirage Inc., 8.50% due 9/15/2010                                   1,743,750
                 B         B2         3,625,000    The Majestic Star Casino, LLC, 9.50% due                               3,706,562
                                                   10/15/2010
                 BB-       Ba2        2,325,000    Park Place Entertainment Corporation, 7.875% due                       2,580,750
                                                   3/15/2010
                 CCC+      Caa1       1,425,000    Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                      1,432,125
                 B         B2         2,575,000    Poster Financial Group, Inc., 8.75% due 12/01/2011                     2,639,375
                 B         B2         2,700,000    Resorts International Hotel and Casino, Inc.,                          3,064,500
                                                   11.50% due 3/15/2009
                 CCC+      B3           987,000    Wynn Las Vegas, LLC, 12% due 11/01/2010                                1,214,010
                                                                                                                      -------------
                                                                                                                         22,131,322
-----------------------------------------------------------------------------------------------------------------------------------
Government -                                       Federal Republic of Brazil:
Foreign -        BB-       B1         1,114,132        8% due 4/15/2014                                                   1,090,512
1.5%             B+        B1         1,625,000        10.50% due 7/14/2014                                               1,742,812
                 B+        B1         1,900,000        10.125% due 5/15/2027                                              1,923,750
                                                                                                                      -------------
                                                                                                                          4,757,074
-----------------------------------------------------------------------------------------------------------------------------------
Health Care -                                      Alpharma, Inc.:
6.6%             CCC+      NR*        1,900,000        3% due 6/01/2006 (Convertible)                                     2,341,750
                 B-        B3         2,100,000        8.625% due 5/01/2011(e)                                            2,105,250
                 A-        NR*        1,900,000    Chiron Corporation, 2.75% due                                          1,985,500
                                                   6/30/2034 (Convertible) (e)
                 BB+       Ba3        2,902,000    Fisher Scientific International Inc., 8.125% due                       3,221,220
                                                   5/01/2012
                 B+        Ba3        3,750,000    Fresenius Medical Care Capital Trust II, 7.875%                        4,003,125
                                                   due 2/01/2008
                 NR*       NR*        2,825,000    HealthSouth Corporation, 8.375% due 10/01/2011                         2,768,500
                                                   Tenet Healthcare Corporation:
                 B-        B3         1,000,000        5.375% due 11/15/2006                                              1,007,500
                 B-        B3         1,125,000        9.875% due 7/01/2014(e)                                            1,172,813
                 B-        B2         2,675,000    US Oncology, Inc., 9% due 8/15/2012(e)                                 2,802,063
                                                                                                                      -------------
                                                                                                                         21,407,721
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                 S&P       Moody's    Face
Industry+        Ratings   Ratings    Amount       Corporate Bonds                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Housing -                                          Building Materials Corporation of America:
3.4%             B+        B2       $   400,000        7.75% due 7/15/2005                                            $     405,000
                 B+        B2         1,050,000        8% due 10/15/2007                                                  1,063,125
                 B+        B2         5,325,000        8% due 12/01/2008                                                  5,364,937
                 BB-       Ba3          650,000    Forest City Enterprises, Inc., 7.625% due 6/01/2015                      666,250
                 B-        B3         1,875,000    Nortek, Inc., 8.50% due 9/01/2014(e)                                   1,954,688
                 BB-       B1         1,475,000    Texas Industries, Inc., 10.25% due 6/15/2011                           1,681,500
                                                                                                                      -------------
                                                                                                                         11,135,500
-----------------------------------------------------------------------------------------------------------------------------------
Information      BB+       Ba2        1,925,000    Freescale Semiconductor, Inc., 4.38% due                               1,958,687
Technology -                                       7/15/2009(d)(e)
1.7%             B-        B3         1,150,000    UGS Corp., 10% due 6/01/2012(e)                                        1,253,500
                 CCC+      Caa2       2,350,000    Viasystems, Inc., 10.50% due 1/15/2011                                 2,267,750
                                                                                                                      -------------
                                                                                                                          5,479,937
-----------------------------------------------------------------------------------------------------------------------------------
Leisure -                                          FelCor Lodging LP:
1.7%             B-        B1         2,850,000        5.84% due 6/01/2011(d)(e)                                          2,864,250
                 B-        B1         1,550,000        9% due 6/01/2011                                                   1,689,500
                 B+        B1         1,050,000    Intrawest Corporation, 7.50% due 10/15/2013                            1,065,750
                                                                                                                      -------------
                                                                                                                          5,619,500
-----------------------------------------------------------------------------------------------------------------------------------
Manu-            CCC+      Caa1         800,000    Columbus McKinnon Corporation, 8.50% due                                 780,000
facturing -                                        4/01/2008
6.5%             B-        B2           925,000    Da-Lite Screen Company, Inc., 9.50% due                                  971,250
                                                   5/15/2011(e)
                 B-        B3         2,500,000    Eagle-Picher Incorporated, 9.75% due 9/01/2013                         2,693,750
                 B-        B3         3,450,000    Invensys PLC, 9.875% due 3/15/2011(e)                                  3,501,750
                 B         B2         2,475,000    JohnsonDiversey, Inc., 9.625% due 5/15/2012                            2,772,000
                 B-        Caa1       1,175,000    Mueller Group, Inc., 10% due 5/01/2012(e)                              1,266,063
                 B-        B3           775,000    Rexnord Corporation, 10.125% due 12/15/2012                              875,750
                 B-        Caa1         975,000    Sensus Metering Systems Inc., 8.625% due                                 955,500
                                                   12/15/2013(e)
                 B         B3         1,825,000    Superior Essex Communications LLC, 9% due                              1,797,625
                                                   4/15/2012(e)
                 B         B3         3,125,000    TriMas Corporation, 9.875% due 6/15/2012                               3,312,500
                 BBB       Baa3       1,605,000    Tyco International Group SA, 2.75%
                                                   due 1/15/2018 (Convertible)                                            2,307,188
                                                                                                                      -------------
                                                                                                                         21,233,376
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                 S&P       Moody's    Face
Industry+        Ratings   Ratings    Amount       Corporate Bonds                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Metal    -       BB-       B1       $ 1,200,000    Century Aluminum Company, 7.50% due                                $   1,233,000
Other - 2.2%                                       8/15/2014(e)
                 B         B1         1,150,000    Foundation PA Coal Company, 7.25% due                                  1,210,375
                                                   8/01/2014(e)
                 BB        Ba3        2,925,000    Luscar Coal Ltd., 9.75% due 10/15/2011                                 3,297,937
                 NR*       Ba1        1,375,000    Vale Overseas Ltd., 8.25% due 1/17/2034                                1,306,250
                                                                                                                      -------------
                                                                                                                          7,047,562
-----------------------------------------------------------------------------------------------------------------------------------
Packaging -      CCC        B3        1,400,000    Consolidated Container Company LLC, 10.75%** due                       1,120,000
6.7%                                               6/15/2009(e)
                                                   Crown Euro Holdings SA:
                 B+        B1           950,000        9.50% due 3/01/2011                                                1,054,500
                 B         B2           500,000        10.875% due 3/01/2013                                                581,250
                 CCC+      Caa1         950,000    Graham Packaging Company, 8.75% due 1/15/2008                            976,125
                 CCC+      Caa2       2,625,000    Graham Packaging Holdings Company, 10.75%                              2,726,719
                                                   due 1/15/2009
                                                   Owens-Brockway Glass Container, Inc.:
                 BB-       B2         3,325,000        8.875% due 2/15/2009                                               3,615,938
                 B         B3           775,000        8.25% due 5/15/2013                                                  817,625
                                                   Pliant Corporation:
                 B         B3         2,200,000        11.125%** due 6/15/2009                                            1,941,500
                 B-        Caa2       3,550,000        13% due 6/01/2010                                                  3,266,000
                 CCC       Caa2       1,975,000    Tekni-Plex, Inc., 12.75% due 6/15/2010                                 1,905,875
                                                   U.S. Can Corporation:
                 CCC+      Caa1         375,000        10.875% due 7/15/2010                                                390,000
                 CCC+      Caa2       2,825,000        12.375% due 10/01/2010                                             2,613,125
                 B         B2           650,000    Wise Metals Group LLC, 10.25% due 5/15/2012(e)                           653,250
                                                                                                                      -------------
                                                                                                                         21,661,907
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 7.0%     D         NR*        1,000,000    APP International Finance Company B.V., 11.75%                           495,000
                                                   due 10/01/2005(h)
                 BB        Ba2        2,675,000    Abitibi-Consolidated Inc., 5.02% due                                   2,728,500
                                                   6/15/2011(d)(e)
                 BB        Ba2        3,025,000    Bowater Incorporated, 4.88% due 3/15/2010(d)                           3,009,875
                 B         Caa1       2,125,000    Caraustar Industries, Inc., 9.875% due 4/01/2011                       2,247,187
                                                   Georgia-Pacific Corporation:
                 BB+       Ba2        1,425,000        7.375% due 7/15/2008                                               1,556,812
                 BB+       Ba2        1,200,000        9.375% due 2/01/2013                                               1,413,000
                                                   Graphic Packaging International Inc.:
                 B-        B2           825,000        8.50% due 8/15/2011                                                  915,750
                 B-        B3           950,000        9.50% due 8/15/2013                                                1,064,000
                 B         B3         1,900,000    JSG Funding PLC, 9.625% due 10/01/2012                                 2,137,500
                 B         B2         2,975,000    Jefferson Smurfit Corporation, 8.25% due                               3,242,750
                                                   10/01/2012
                                                   Norske Skog Canada Ltd.:
                 BB        Ba3        2,450,000        8.625% due 6/15/2011                                               2,652,125
                 BB        Ba3          150,000        7.375% due 3/01/2014                                                 152,625
                 NR*       NR*        1,003,000    Western Forest Products Inc., 15% due 7/28/2009(g)                     1,123,360
                                                                                                                      -------------
                                                                                                                         22,738,484
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                 S&P       Moody's    Face
Industry+        Ratings   Ratings    Amount       Corporate Bonds                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.5%    B+        B1       $   275,000    Finlay Fine Jewelry Corporation, 8.375% due                        $     292,875
                                                   6/01/2012(e)
                 B         B3         1,250,000    The Jean Coutu Group, Inc., 8.50% due
                                                   8/01/2014(e)                                                           1,259,375
                                                                                                                      -------------
                                                                                                                          1,552,250
-----------------------------------------------------------------------------------------------------------------------------------
Services -       BB-       Ba3        2,625,000    Allied Waste North America, Inc., 8.875% due                           2,880,938
5.7%                                               4/01/2008
                 B         B2           825,000    Buhrmann US Inc., 8.25% due 7/01/2014(e)                                 827,062
                 B-        B2         2,900,000    The Coinmach Corporation, 9% due 2/01/2010(e)                          2,936,250
                 B         B1         2,725,000    Corrections Corporation of America, 7.50% due                          2,868,062
                                                   5/01/2011
                 BB-       Ba2          875,000    MSW Energy Holdings II LLC, 7.375% due                                   910,000
                                                   9/01/2010
                 BB        Ba1        1,500,000    MSW Energy Holdings LLC, 8.50% due 9/01/2010                           1,635,000
                 B+        B2         1,875,000    United Rentals (North America), Inc., 7.75% due                        1,743,750
                                                   11/15/2013
                 CCC       Ca           775,000    Waste Services, Inc., 9.50% due 4/15/2014(e)                             685,875
                                                   Williams Scotsman, Inc.:
                 B-        B3         3,750,000        9.875% due 6/01/2007                                               3,693,750
                 B         B2           375,000        10% due 8/15/2008                                                    410,625
                                                                                                                      -------------
                                                                                                                         18,591,312
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.9%     B+        B1         1,425,000    CSN Islands VIII Corp., 9.75% due 12/16/2013(e)                        1,417,875
                 B         B2         1,200,000    UCAR Finance Inc., 10.25% due 2/15/2012                                1,362,000
                                                                                                                      -------------
                                                                                                                          2,779,875
-----------------------------------------------------------------------------------------------------------------------------------
Tele-                                              ADC Telecommunications, Inc. (Convertible):
communi-         NR*       NR*        2,200,000        1% due 6/15/2008                                                   1,996,500
cations- 6.9%    NR*       NR*          750,000        2.235% due 6/15/2013 (d)                                             704,063
                 B-        B2         2,475,000    Alaska Communications System Holdings, Inc.,                           2,475,000
                                                   9.875% due 8/15/2011
                 B-        B3         2,850,000    Cincinnati Bell Inc., 8.375% due 1/15/2014                             2,522,250
                 B-        Caa1       3,250,000    FairPoint Communications, Inc., 12.50% due                             3,477,500
                                                   5/01/2010
                 NR*       Caa1       2,750,000    LCI International, Inc., 7.25% due 6/15/2007                           2,433,750
                 B         Caa2       1,725,000    Qwest Capital Funding, Inc., 7.25% due 2/15/2011                       1,474,875
                 B         Caa1       1,350,000    Qwest Services Corp., 14% due 12/15/2010(e)                            1,569,375
                 NR*       NR*        1,000,000    Terremark Worldwide, Inc., 9% due                                        956,250
                                                   6/15/2009 (Convertible) (e)
                 B         B1           850,000    Time Warner Telecom Holdings, Inc., 5.711% due                           828,750
                                                   2/15/2011(d)
                                                   Time Warner Telecom, Inc.:
                 CCC+      B3           500,000        9.75% due 7/15/2008                                                  485,000
                 CCC+      B3         3,875,000        10.125% due 2/01/2011                                              3,642,500
                                                                                                                      -------------
                                                                                                                         22,565,813
-----------------------------------------------------------------------------------------------------------------------------------
Trans-           B+        B2         1,900,000    Laidlaw International, Inc., 10.75% due 6/15/2011                      2,166,000
portation -      BB-       Ba2        2,325,000    Teekay Shipping Corporation, 8.875% due
1.5%                                               7/15/2011                                                              2,606,906
                                                                                                                      -------------
                                                                                                                          4,772,906
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                 S&P       Moody's    Face
Industry+        Ratings   Ratings    Amount       Corporate Bonds                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Utility -                                          The AES Corporation:
12.3%            B-        B2       $ 4,458,000        9.375% due 9/15/2010                                           $   4,959,525
                 B+        B1         2,100,000        8.75% due 5/15/2013(e)                                             2,336,250
                 NR*       NR*          850,000    AES Drax Energy Limited, 11.50% due                                        4,250
                                                   8/30/2010(h)
                 CCC+      Caa1       7,325,000    Calpine Canada Energy Finance ULC, 8.50% due                           4,669,687
                                                   5/01/2008
                                                   Calpine Corporation:
                 CCC+      Caa1       1,500,000        8.25% due 8/15/2005                                                1,462,500
                 CCC+      Caa1         950,000        8.75% due 7/15/2007                                                  693,500
                 BBB-      Ba2        4,600,000    CenterPoint Energy, Inc., 3.75% due                                    5,244,000
                                                   5/15/2023 (Convertible)
                 BB        Ba1        2,071,000    ESI Tractebel Acquisition Corp., 7.99% due                             2,143,485
                                                   12/30/2011
                 B         B1         1,900,000    Edison Mission Energy, 9.875% due 4/15/2011                            2,180,250
                 CCC+      Caa1       4,625,000    El Paso CGP Company, 7.75% due 6/15/2010                               4,445,781
                 CCC       B3         2,625,000    Mission Energy Holding Company, 13.50% due                             3,300,938
                                                   7/15/2008
                                                   Nevada Power Company:
                 BB        Ba2        3,300,000        10.875% due 10/15/2009                                             3,811,500
                 BB        Ba2          600,000        9% due 8/15/2013                                                     672,000
                 BB        Ba2        1,650,000    Sierra Pacific Power Company, 8% due 6/01/2008                         1,765,500
                 B-        B2         1,200,000    Sierra Pacific Resources, 8.625% due 3/15/2014(e)                      1,260,000
                 B-        B1           925,000    Southern Natural Gas Company, 8.875% due
                                                   3/15/2010                                                              1,040,625
                                                                                                                      -------------
                                                                                                                         39,989,791
-----------------------------------------------------------------------------------------------------------------------------------
Wireless -       CCC        B3          825,000    American Tower Escrow Corporation, 14.887%** due                         615,656
3.1%                                               8/01/2008
                 CCC       Caa1       2,000,000    Centennial Communications Corp., 10.125% due                           2,055,000
                                                   6/15/2013
                 CCC       B3         2,800,000    Crown Castle International Corp.,                                      3,234,000
                                                   9.375% due 8/01/2011
                 B-        B2           625,000    Rural Cellular Corporation, 6.38% due                                    634,375
                                                   3/15/2010(d)(e)
                 CCC-      Caa2       2,950,000    SBA Communications Corporation, 10.25% due                             3,104,875
                                                   2/01/2009
                 CC        Caa1         400,000    UbiquiTel Operating Company, 11.347%** due 5/15/2010                     410,000
                                                                                                                      -------------
                                                                                                                         10,053,906
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Corporate Bonds                                 419,182,070
                                                   (Cost - $403,274,579) -- 129.1%
-----------------------------------------------------------------------------------------------------------------------------------

                                      Shares
                                      Held         Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                          81,243    ABX Air, Inc.(c)                                                         472,022
                                          2,590    US Airways Group, Inc. (Class A) (j)                                       5,569
                                                                                                                      -------------
                                                                                                                            477,591
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry+                             Held         Common Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.8%            223,671    Telewest Global, Inc. (c)                                          $   2,583,400
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.6%                            183,923    Western Forest Products Inc. (c)                                       1,507,566
                                         45,762    Western Forest Products Inc. (Restricted Shares)(c)(e)                   375,098
                                                                                                                      -------------
                                                                                                                          1,882,664
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%                16,244    MCI, Inc.(c)                                                             279,722
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Common
                                                   Stocks (Cost - $5,386,161) - 1.6%                                      5,223,377
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                           1,589    US Airways Group, Inc. (j)                                                     0
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.1%                       128,000    General Motors Corporation (Convertible)                               3,563,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Preferred Stocks
                                                   (Cost - $3,199,472) - 1.1%                                             3,563,520
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Warrants (b)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                           1,589    US Airways Group, Inc.                                                       953
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                      32,981    Loral Space & Communications Ltd.                                            165
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                       32,042    HealthSouth Corporation                                                   72,095
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                          4,000    Pliant Corporation                                                            40
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                                700    JSG Funding PLC                                                            7,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless - 0.1%                             825    American Tower Escrow Corporation                                        152,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Warrants
                                                   (Cost - $112,171) -- 0.1%                                                232,878
-----------------------------------------------------------------------------------------------------------------------------------

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (continued)      (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                      Beneficial
                                      Interest     Other Interests (f)                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    $ 3,780,240    US Airways Group, Inc. - Certificate of Beneficial                 $   1,134,072
                                                   Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Other Interests
                                                   (Cost - $1,020,665) - 0.3%                                             1,134,072
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Short-Term Investments
-----------------------------------------------------------------------------------------------------------------------------------
                                      1,272,408    Merrill Lynch Liquidity Series, LLC Cash Sweep                         1,272,408
                                                   Series I (i)
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Investments                                           1,272,408
                                                   (Cost - $1,272,408) -- 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $414,265,456***) - 132.6%                  430,608,325

                                                   Liabilities in Excess of Other Assets - (32.6%)                     (105,967,456)
                                                                                                                      -------------
                                                   Net Assets - 100.0%                                                $ 324,640,869
                                                                                                                      =============

--------------------------------------------------------------------------------

(a) Floating rate corporate loans in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate. Corporate loans represent 2.3% of the Fund's net assets.
(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c)   Non-income producing security.
(d)   Floating rate note.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(i) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
            Cash Sweep Series I                    $1,189,909            $1,132
      --------------------------------------------------------------------------

(j)   Non-income producing security. Company is in bankruptcy.

                                             Corporate High Yield Fund III, Inc.

Schedule of Investments as of August 31, 2004 (concluded)      (in U.S. dollars)

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classification for reporting ease.
*     Not Rated.
** Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $   414,478,949
                                                                ===============
      Gross unrealized appreciation                             $    26,890,927
      Gross unrealized depreciation                                 (10,761,551)
                                                                ---------------
      Net unrealized appreciation                               $    16,129,376
                                                                ===============

      Swaps outstanding as of August 31, 2004 were as follows:

      --------------------------------------------------------------------------------
                                                              Notional     Unrealized
                                                               Amount     Appreciation
      --------------------------------------------------------------------------------
      Receive a variable rate equal to 1-month USD LIBOR
           and pay a fixed rate of 1.56%

      Broker, UBS Warburg
           Expires June 2005                                 $30,000,000    $146,713
      --------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund III, Inc.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    Corporate High Yield Fund III, Inc.

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    Corporate High Yield Fund III, Inc.

Date: October 18, 2004


By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Corporate High Yield Fund III, Inc.

Date: October 18, 2004